Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW COVENANT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001070222
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 23, 2012
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCGFX
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCICX
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBGX
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBIX

New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund
new covenant growth fund
Investment Objective
The GROWTH FUND's investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Growth Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Growth Fund
Management Fees		0.62%
Other Expenses		0.51%
Total Annual Fund Operating Expenses	[1]	1.13%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.

Example
This Example is intended to help you compare the cost of investing in the GROWTH
FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the GROWTH FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Growth Fund	115	359	622	1,375

Portfolio Turnover
The GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the GROWTH FUND's performance. During the most recent fiscal year, the GROWTH FUND's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the GROWTH FUND's net assets will be invested in a diversified portfolio of common stocks of companies that the GROWTH FUND's portfolio managers believe have long-term growth potential.

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).
The GROWTH FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church
(U.S.A.) as brought forth by the Mission Responsibility Through Investment
Committee Guidelines. The GROWTH FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the
GROWTH FUND's assets among multiple sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The GROWTH FUND adheres to the social-witness principles through the use of
Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other
Sub-Advisers. Such other Sub-Advisers provide model portfolios to the GROWTH
FUND on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the GROWTH FUND. The overlay manager constructs a portfolio for a portion of the GROWTH FUND that represents the aggregation of the model portfolios it receives from certain other
Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of conforming the
GROWTH FUND's securities transactions to the social-witness principles. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management, costs management and efficient tax management.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.

The remainder of the GROWTH FUND's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the GROWTH
FUND. The following principal risks could affect the value of your investment:

- Stock Market Risk -- Prices of securities held by the GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the GROWTH FUND.

- Social-Witness Principles Risk -- The GROWTH FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.
  This means that the GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Foreign Securities Risk -- The performance of the GROWTH FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Portfolio Turnover Risk -- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the GROWTH FUND's performance.

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The GROWTH FUND may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary substantially from year to year; and have a long-term investment horizon.
Performance
The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND's performance from year to year. The table shows how the GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The GROWTH FUND's past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future. Updated performance information is available on the GROWTH FUND's website at www.NewCovenantFunds.com or by calling the GROWTH FUND toll-free at
877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 16.23% Worst Quarter 4th Quarter, 2008 -22.56%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Growth Fund	Return Before Taxes	14.08%	1.19%	1.19%
New Covenant Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	13.96%	0.81%	0.92%
New Covenant Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.30%	0.92%	0.92%
New Covenant Growth Fund S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
New Covenant Growth Fund Blended 80% S&P 500�� Index/20% MSCI ACWI ex US Index	Blended 80% S&P 500�� Index/20% MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)	14.42%	2.96%	2.37%

The GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the GROWTH FUND as of September 30, 2011 was -12.00%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	new covenant growth fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The GROWTH FUND's investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the GROWTH FUND.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the GROWTH FUND's performance. During the most recent fiscal year, the GROWTH FUND's portfolio
		turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the GROWTH
FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return
		each year and the GROWTH FUND's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs for the GROWTH FUND would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the GROWTH FUND's net assets will be invested in a diversified portfolio of common stocks of companies that the GROWTH FUND's portfolio managers believe have long-term growth potential.

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).
The GROWTH FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church
(U.S.A.) as brought forth by the Mission Responsibility Through Investment
Committee Guidelines. The GROWTH FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

SEI Investments Management Corporation ("SIMC," or the "Adviser") seeks to enhance performance and reduce market risk by strategically allocating the
GROWTH FUND's assets among multiple sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The GROWTH FUND adheres to the social-witness principles through the use of
Sub-Advisers that invest directly and a designated Sub-Adviser that acts as an overlay manager and implements the portfolio recommendations of certain other
Sub-Advisers. Such other Sub-Advisers provide model portfolios to the GROWTH
FUND on an ongoing basis that represent their recommendations as to the securities to be purchased, sold or retained by the GROWTH FUND. The overlay manager constructs a portfolio for a portion of the GROWTH FUND that represents the aggregation of the model portfolios it receives from certain other
Sub-Advisers, with the weighting of each model in the portfolio determined by the Adviser. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of conforming the
GROWTH FUND's securities transactions to the social-witness principles. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management, costs management and efficient tax management.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies.

The remainder of the GROWTH FUND's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a
		better value.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the GROWTH
FUND. The following principal risks could affect the value of your investment:

- Stock Market Risk -- Prices of securities held by the GROWTH FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the GROWTH FUND.

- Social-Witness Principles Risk -- The GROWTH FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.
  This means that the GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Foreign Securities Risk -- The performance of the GROWTH FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Portfolio Turnover Risk -- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the GROWTH FUND's performance.

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

The GROWTH FUND may be appropriate for investors who are looking for capital appreciation as compared to current income; can accept the risks of investing in a portfolio of common stocks; can tolerate performance that can vary
		substantially from year to year; and have a long-term investment horizon.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the GROWTH FUND.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND's performance from year to year. The table shows how the GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The GROWTH FUND's past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future. Updated performance information is available on the GROWTH FUND's website at www.NewCovenantFunds.com or by calling the GROWTH FUND toll-free at
		877-835-4531.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the GROWTH FUND. The bar chart shows changes in the GROWTH FUND's performance from year to year. The table shows how the GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-835-4531
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The GROWTH FUND's past performance, before and after taxes, is not necessarily an indication of how the GROWTH FUND will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Calendar Year	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 16.23% Worst Quarter 4th Quarter, 2008 -22.56%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | Blended 80% S&P 500�� Index/20% MSCI ACWI ex US Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended 80% S&P 500�� Index/20% MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.62%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	(11.22%)
Annual Return 2002	rr_AnnualReturn2002	(21.97%)
Annual Return 2003	rr_AnnualReturn2003	28.84%
Annual Return 2004	rr_AnnualReturn2004	9.74%
Annual Return 2005	rr_AnnualReturn2005	8.27%
Annual Return 2006	rr_AnnualReturn2006	13.42%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(38.93%)
Annual Return 2009	rr_AnnualReturn2009	27.77%
Annual Return 2010	rr_AnnualReturn2010	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.19%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.92%
New Covenant Growth Fund (Prospectus Summary) | New Covenant Growth Fund | New Covenant Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.92%

[1]	The year-to-date total return for the GROWTH FUND as of September 30, 2011 was -12.00%.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the GROWTH FUND.

New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund
new covenant income fund
Investment Objective
The INCOME FUND's investment objective is a high level of current income with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the INCOME FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Income Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Income Fund
Management Fees		0.42%
Other Expenses		0.51%
Total Annual Fund Operating Expenses	[1]	0.93%
[1]	The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.

Example
This Example is intended to help you compare the cost of investing in the
INCOME FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the INCOME FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Income Fund	95	296	515	1,143

Portfolio Turnover
The INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the INCOME FUND's performance. During the most recent fiscal year, the INCOME FUND's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, at least 80% of the INCOME FUND's net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).
The INCOME FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church
(U.S.A.) as brought forth by the Mission Responsibility Through Investment
Committee Guidelines. The INCOME FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the
Federal National Mortgage Association ("FNMA") and the Federal Home Loan
Mortgage Corporation ("FHLMC"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

Up to 20% of the INCOME FUND's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The
INCOME FUND may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets. Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the INCOME FUND's assets among multiple Sub-Advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The INCOME FUND's average dollar-weighted maturity is expected to be approximately nine years. The INCOME FUND may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years. Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates. For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the INCOME FUND, both foreign and domestic, are selected based on the following criteria:

- the use of interest-rate and yield-curve analyses;

- the use of credit analyses, which indicate a security's rating and potential for appreciation; and

- use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the INCOME FUND's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a better value.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the INCOME
FUND. The following principal risks could affect the value of your investment:

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Social-Witness Principles Risk -- The INCOME FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.
  This means that the INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Foreign Securities Risk -- The performance of the INCOME FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

- Portfolio Turnover Risk -- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the INCOME FUND's performance.

- Below-Investment Grade Securities Risk -- Below-investment grade securities
  (commonly referred to as "junk") are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The INCOME FUND may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; and prefer a relatively conservative investment for income.
Performance
The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND's performance from year to year. The table shows how the INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The INCOME FUND's past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future. Updated performance information is available on the
INCOME FUND's website at www.NewCovenantFunds.com or by calling the INCOME FUND toll-free at 877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 3rd Quarter, 2009 6.19% Worst Quarter 3rd Quarter, 2008 -6.57%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Income Fund	Return Before Taxes	6.37%	2.38%	3.82%
New Covenant Income Fund After Taxes on Distributions	Return After Taxes on Distributions	5.13%	0.81%	2.13%
New Covenant Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.12%	1.11%	2.27%
New Covenant Income Fund Barclays Capital Intermediate Aggregate Bond Index	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%

The INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the INCOME FUND as of September 30, 2011 was 4.17%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	new covenant income fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The INCOME FUND's investment objective is a high level of current income with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the INCOME FUND.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the INCOME FUND's performance. During the most recent fiscal year, the INCOME FUND's portfolio
		turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
INCOME FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the INCOME FUND's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs for the INCOME FUND would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the INCOME FUND's net assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).
The INCOME FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church
(U.S.A.) as brought forth by the Mission Responsibility Through Investment
Committee Guidelines. The INCOME FUND also does not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the
Federal National Mortgage Association ("FNMA") and the Federal Home Loan
Mortgage Corporation ("FHLMC"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

Up to 20% of the INCOME FUND's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The
INCOME FUND may also invest up to 40% of its net assets in the fixed-income securities of foreign issuers in any country including developed or emerging markets. Foreign securities are selected on an individual basis without regard to any defined allocation among countries or geographic regions.

The Adviser seeks to enhance performance and reduce market risk by strategically allocating the INCOME FUND's assets among multiple Sub-Advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the Sub-Advisers.

The INCOME FUND's average dollar-weighted maturity is expected to be approximately nine years. The INCOME FUND may invest in securities of any maturity, but expects its average maturity to range from four years to twelve years and its average duration to be between three and six years. Duration reflects the change in the value of a fixed-income security that will result from a 1% change in interest rates. For example, a five year duration means a bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investments for the INCOME FUND, both foreign and domestic, are selected based on the following criteria:

- the use of interest-rate and yield-curve analyses;

- the use of credit analyses, which indicate a security's rating and potential for appreciation; and

- use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies.

The remainder of the INCOME FUND's assets may be held in cash or cash equivalents.

A Sub-Adviser may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or as a result of changes in portfolio strategy. A security may also be sold and replaced with one that presents a
		better value.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the INCOME
FUND. The following principal risks could affect the value of your investment:

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Social-Witness Principles Risk -- The INCOME FUND may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles.
  This means that the INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Foreign Securities Risk -- The performance of the INCOME FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the INCOME FUND may invest are backed by the full faith and credit of the U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

- Portfolio Turnover Risk -- A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may subject a shareholder to a higher tax liability.
  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the INCOME FUND's performance.

- Below-Investment Grade Securities Risk -- Below-investment grade securities
  (commonly referred to as "junk") are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The INCOME FUND may be appropriate for investors who prefer a bond fund that invests in both corporate and U.S. Government securities; desire income to complement a portfolio of more aggressive investments; can tolerate performance that may vary from year to year; and prefer a relatively conservative investment
		for income.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the INCOME FUND.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND's performance from year to year. The table shows how the INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The INCOME FUND's past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future. Updated performance information is available on the
INCOME FUND's website at www.NewCovenantFunds.com or by calling the INCOME FUND
		toll-free at 877-835-4531.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the INCOME FUND. The bar chart shows changes in the INCOME FUND's performance from year to year. The table shows how the INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-835-4531
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The INCOME FUND's past performance, before and after taxes, is not necessarily an indication of how the INCOME FUND will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Calendar Year	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period ending December 31, 2010: Best Quarter 3rd Quarter, 2009 6.19% Worst Quarter 3rd Quarter, 2008 -6.57%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | Barclays Capital Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	7.68%
Annual Return 2002	rr_AnnualReturn2002	9.60%
Annual Return 2003	rr_AnnualReturn2003	3.62%
Annual Return 2004	rr_AnnualReturn2004	3.75%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	(14.61%)
Annual Return 2009	rr_AnnualReturn2009	12.81%
Annual Return 2010	rr_AnnualReturn2010	6.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.57%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.82%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%
New Covenant Income Fund (Prospectus Summary) | New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%

[1]	The year-to-date total return for the INCOME FUND as of September 30, 2011 was 4.17%.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the INCOME FUND.

New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund
new covenant balanced growth fund
Investment Objective
The BALANCED GROWTH FUND's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED GROWTH FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Balanced Growth Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Growth Fund
Management Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses ("AFFE")	[1]	0.83%
Total Annual Fund Operating Expenses	[2]	1.15%
[1]	The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED GROWTH FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.

Example
This Example is intended to help you compare the cost of investing in the
BALANCED GROWTH FUND with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 for the time periods indicated;
you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED GROWTH
FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Balanced Growth Fund	117	365	633	1,398

Portfolio Turnover
The BALANCED GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when BALANCED GROWTH FUND shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the BALANCED GROWTH FUND's performance. During the most recent fiscal year, the BALANCED GROWTH FUND's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the BALANCED GROWTH FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the GROWTH FUND.

Between 45% and 75% of the BALANCED GROWTH FUND's net assets (with a "neutral"
position of approximately 60% of the Fund's net assets) are invested in shares of the GROWTH FUND, with the balance of its assets invested in shares of the
INCOME FUND.

The BALANCED GROWTH FUND will periodically rebalance its investments in the
GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account. The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the BALANCED
GROWTH FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
GROWTH FUND's assets may be held in cash or cash equivalents.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the
U.S. Treasury. The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities. The INCOME FUND may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the INCOME FUND's assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The GROWTH FUND and the INCOME FUND, in which the BALANCED GROWTH FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The GROWTH FUND and
the INCOME FUND do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.)
as brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the BALANCED GROWTH FUND's assets may be held in cash or cash equivalents.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
BALANCED GROWTH FUND. The following principal risks could affect the value of your investment:

- Stock Market Risk -- Prices of securities held by the GROWTH FUND in which the
  BALANCED GROWTH FUND invests may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED GROWTH FUND.

- Social-Witness Principles Risk -- The GROWTH FUND and INCOME FUND in which the
  BALANCED GROWTH FUND invests may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the
  BALANCED GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Foreign Securities Risk -- The performance of the GROWTH FUND's and INCOME
  FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the GROWTH FUND or INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The GROWTH FUND or INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and INCOME FUND may invest are backed by the full faith and credit of the U.S.
  Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
  Government in some other way.

- Rebalancing Risk -- Rebalancing activities, while undertaken to maintain the
  BALANCED GROWTH FUND's investment risk-to-reward ratio, may cause the BALANCED
  GROWTH FUND to underperform other funds with similar investment objectives.

- Below-Investment Grade Securities Risk -- Below investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED GROWTH FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.
Performance
The following performance information provides some indication of the risks of investing in the BALANCED GROWTH FUND. The bar chart shows changes in the
BALANCED GROWTH FUND's performance from year to year. The table shows how the
BALANCED GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The BALANCED GROWTH
FUND's past performance, before and after taxes, is not necessarily an indication of how the BALANCED GROWTH FUND will perform in the future. Updated performance information is available on the BALANCED GROWTH FUND's website at
www.NewCovenantFunds.com or by calling the BALANCED GROWTH FUND toll-free at
877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 11.83% Worst Quarter 4th Quarter, 2008 -15.80%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Balanced Growth Fund	Return Before Taxes	11.19%	1.91%	2.59%
New Covenant Balanced Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	10.82%	1.19%	1.67%
New Covenant Balanced Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.32%	1.23%	1.71%
New Covenant Balanced Growth Fund S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
New Covenant Balanced Growth Fund Barclays Capital Intermediate Aggregate Bond Index	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%
New Covenant Balanced Growth Fund Blended 60% S&P 500�� Index / 40% Barclays Capital Intermediate Aggregate Bond Index	Blended 60% S&P 500�� Index / 40% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	11.94%	4.08%	3.46%

The BALANCED GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED
GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the BALANCED GROWTH FUND as of September 30, 2011 was -6.12%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	new covenant balanced growth fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The BALANCED GROWTH FUND's investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED GROWTH FUND.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The BALANCED GROWTH FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when BALANCED GROWTH FUND shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the BALANCED GROWTH FUND's performance. During the most recent fiscal year, the BALANCED GROWTH FUND's portfolio turnover rate was 8% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED GROWTH FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
BALANCED GROWTH FUND with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 for the time periods indicated;
you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED GROWTH
		FUND's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED GROWTH FUND would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its objective, the BALANCED GROWTH FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the GROWTH FUND.

Between 45% and 75% of the BALANCED GROWTH FUND's net assets (with a "neutral"
position of approximately 60% of the Fund's net assets) are invested in shares of the GROWTH FUND, with the balance of its assets invested in shares of the
INCOME FUND.

The BALANCED GROWTH FUND will periodically rebalance its investments in the
GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account. The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the BALANCED
GROWTH FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
GROWTH FUND's assets may be held in cash or cash equivalents.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the
U.S. Treasury. The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the INCOME FUND invests in mortgage-backed and asset-backed securities. The INCOME FUND may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed-income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the INCOME FUND's assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The GROWTH FUND and the INCOME FUND, in which the BALANCED GROWTH FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The GROWTH FUND and
the INCOME FUND do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.)
as brought forth by the Mission Responsibility Through Investment Committee
Guidelines. The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company's revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the BALANCED GROWTH FUND's assets may be held
		in cash or cash equivalents.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
BALANCED GROWTH FUND. The following principal risks could affect the value of your investment:

- Stock Market Risk -- Prices of securities held by the GROWTH FUND in which the
  BALANCED GROWTH FUND invests may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED GROWTH FUND.

- Social-Witness Principles Risk -- The GROWTH FUND and INCOME FUND in which the
  BALANCED GROWTH FUND invests may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the
  BALANCED GROWTH FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Foreign Securities Risk -- The performance of the GROWTH FUND's and INCOME
  FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the GROWTH FUND or INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The GROWTH FUND or INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and INCOME FUND may invest are backed by the full faith and credit of the U.S.
  Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S.
  Government in some other way.

- Rebalancing Risk -- Rebalancing activities, while undertaken to maintain the
  BALANCED GROWTH FUND's investment risk-to-reward ratio, may cause the BALANCED
  GROWTH FUND to underperform other funds with similar investment objectives.

- Below-Investment Grade Securities Risk -- Below investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED GROWTH FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on growth; can tolerate the level of risk represented by the common stock portion of the portfolio allocation; can tolerate performance that
		will vary from year to year; and have a longer-term investment horizon.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the BALANCED GROWTH FUND.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the BALANCED GROWTH FUND. The bar chart shows changes in the
BALANCED GROWTH FUND's performance from year to year. The table shows how the
BALANCED GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The BALANCED GROWTH
FUND's past performance, before and after taxes, is not necessarily an indication of how the BALANCED GROWTH FUND will perform in the future. Updated performance information is available on the BALANCED GROWTH FUND's website at
www.NewCovenantFunds.com or by calling the BALANCED GROWTH FUND toll-free at
		877-835-4531.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the BALANCED GROWTH FUND. The bar chart shows changes in the BALANCED GROWTH FUND's performance from year to year. The table shows how the BALANCED GROWTH FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-835-4531
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The BALANCED GROWTH FUND's past performance, before and after taxes, is not necessarily an indication of how the BALANCED GROWTH FUND will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Calendar Year	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 11.83% Worst Quarter 4th Quarter, 2008 -15.80%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The BALANCED GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The BALANCED GROWTH FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED
GROWTH FUND shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Barclays Capital Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | Blended 60% S&P 500�� Index / 40% Barclays Capital Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended 60% S&P 500�� Index / 40% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	(3.13%)
Annual Return 2002	rr_AnnualReturn2002	(9.87%)
Annual Return 2003	rr_AnnualReturn2003	18.62%
Annual Return 2004	rr_AnnualReturn2004	7.31%
Annual Return 2005	rr_AnnualReturn2005	5.76%
Annual Return 2006	rr_AnnualReturn2006	9.73%
Annual Return 2007	rr_AnnualReturn2007	5.58%
Annual Return 2008	rr_AnnualReturn2008	(29.86%)
Annual Return 2009	rr_AnnualReturn2009	21.66%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%
New Covenant Balanced Growth Fund (Prospectus Summary) | New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%

[1]	The year-to-date total return for the BALANCED GROWTH FUND as of September 30, 2011 was -6.12%.
[2]	The Total Annual Fund Operating Expenses for the BALANCED GROWTH FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED GROWTH FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED GROWTH FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED GROWTH FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
[3]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED GROWTH FUND.

New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund
new covenant balanced income fund
Investment Objective
The BALANCED INCOME FUND's investment objective is to produce current income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED INCOME FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Balanced Income Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Income Fund
Management Fees		none
Other Expenses		0.34%
Acquired Fund Fees and Expenses ("AFFE")	[1]	0.78%
Total Annual Fund Operating Expenses	[2]	1.12%
[1]	The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example
This Example is intended to help you compare the cost of investing in the
BALANCED INCOME FUND with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Balanced Income Fund	114	356	617	1,363

Portfolio Turnover
The BALANCED INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the
BALANCED INCOME FUND's performance. During the most recent fiscal year, the
BALANCED INCOME FUND's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the BALANCED INCOME FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND.

Between 50% and 75% of the BALANCED INCOME FUND's net assets (with a "neutral"
position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its net assets invested in shares of the GROWTH FUND.

The BALANCED INCOME FUND will periodically rebalance its investments in the
GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account. The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the BALANCED
INCOME FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the
FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the
INCOME FUND invests in mortgage-backed and asset-backed securities. The INCOME
FUND may also invest up to 20% of its net assets in commercial paper and up to
40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets. The remainder of the INCOME
FUND's assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
GROWTH FUND's assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The GROWTH FUND and
the INCOME FUND do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission
Responsibility Through Investment Committee Guidelines. The GROWTH FUND and the
INCOME FUND also do not invest in certain other companies that have derived 25%
or more of the company's revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the
BALANCED INCOME FUND's assets may be held in cash or cash equivalents.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
BALANCED INCOME FUND. The following principal risks could affect the value of your investment:

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Social-Witness Principles Risk -- The GROWTH FUND and the INCOME FUND may
  choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the BALANCED INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Foreign Securities Risk -- The performance of the GROWTH FUND's and the
  INCOME FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Stock Market Risk -- Prices of securities held by the GROWTH FUND and the
  INCOME FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED INCOME FUND.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and the INCOME FUND may invest are backed by the full faith and credit of the
  U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S.
  Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

- Rebalancing Risk -- Rebalancing activities, while undertaken to maintain the
  BALANCED INCOME FUND's investment risk-to-reward ratio, may cause the BALANCED
  INCOME FUND to underperform other funds with similar investment objectives.

- Below-Investment Grade Securities Risk -- Below-investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-
  related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate.
  Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets.
  In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED INCOME FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.
Performance
The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND. The bar chart shows changes in the
BALANCED INCOME FUND's performance from year to year. The table shows how the
BALANCED INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The BALANCED
INCOME FUND'S past performance, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future. Updated performance information is available on the BALANCED INCOME FUND's website at
www.NewCovenantFunds.com or by calling the BALANCED INCOME FUND toll-free at
877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 9.08% Worst Quarter 4th Quarter, 2008 -11.54%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Balanced Income Fund	Return Before Taxes	9.02%	2.11%	3.16%
New Covenant Balanced Income Fund After Taxes on Distributions	Return After Taxes on Distributions	8.31%	1.13%	1.99%
New Covenant Balanced Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.90%	1.23%	2.03%
New Covenant Balanced Income Fund S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
New Covenant Balanced Income Fund Barclays Capital Intermediate Aggregate Bond Index	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%
New Covenant Balanced Income Fund Blended 35% S&P 500��/65% Barclays Capital Intermediate Aggregate Bond Index	Blended 35% S&P 500��/65% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	9.68%	4.94%	4.50%

The BALANCED INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED
INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the BALANCED INCOME FUND as of September 30, 2011 was -2.23%.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	new covenant balanced income fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The BALANCED INCOME FUND's investment objective is to produce current income and long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED INCOME FUND.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The BALANCED INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the
BALANCED INCOME FUND's performance. During the most recent fiscal year, the
BALANCED INCOME FUND's portfolio turnover rate was 8% of the average value of
		its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
BALANCED INCOME FUND with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its objective, the BALANCED INCOME FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND.

Between 50% and 75% of the BALANCED INCOME FUND's net assets (with a "neutral"
position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its net assets invested in shares of the GROWTH FUND.

The BALANCED INCOME FUND will periodically rebalance its investments in the
GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account. The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the BALANCED
INCOME FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the
FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the
INCOME FUND invests in mortgage-backed and asset-backed securities. The INCOME
FUND may also invest up to 20% of its net assets in commercial paper and up to
40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets. The remainder of the INCOME
FUND's assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
GROWTH FUND's assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The GROWTH FUND and
the INCOME FUND do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission
Responsibility Through Investment Committee Guidelines. The GROWTH FUND and the
INCOME FUND also do not invest in certain other companies that have derived 25%
or more of the company's revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the
		BALANCED INCOME FUND's assets may be held in cash or cash equivalents.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
BALANCED INCOME FUND. The following principal risks could affect the value of your investment:

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Social-Witness Principles Risk -- The GROWTH FUND and the INCOME FUND may
  choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the BALANCED INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Foreign Securities Risk -- The performance of the GROWTH FUND's and the
  INCOME FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Stock Market Risk -- Prices of securities held by the GROWTH FUND and the
  INCOME FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED INCOME FUND.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and the INCOME FUND may invest are backed by the full faith and credit of the
  U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S.
  Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

- Rebalancing Risk -- Rebalancing activities, while undertaken to maintain the
  BALANCED INCOME FUND's investment risk-to-reward ratio, may cause the BALANCED
  INCOME FUND to underperform other funds with similar investment objectives.

- Below-Investment Grade Securities Risk -- Below-investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-
  related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate.
  Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets.
  In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED INCOME FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year
		to year; and have a longer-term investment horizon.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the BALANCED INCOME FUND.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND. The bar chart shows changes in the
BALANCED INCOME FUND's performance from year to year. The table shows how the
BALANCED INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The BALANCED
INCOME FUND'S past performance, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future. Updated performance information is available on the BALANCED INCOME FUND's website at
www.NewCovenantFunds.com or by calling the BALANCED INCOME FUND toll-free at
		877-835-4531.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND. The bar chart shows changes in the BALANCED INCOME FUND's performance from year to year. The table shows how the BALANCED INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-835-4531
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.NewCovenantFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The BALANCED INCOME FUND'S past performance, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Calendar Year	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 9.08% Worst Quarter 4th Quarter, 2008 -11.54%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The BALANCED INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The BALANCED INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED
INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Barclays Capital Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.66%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | Blended 35% S&P 500��/65% Barclays Capital Intermediate Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended 35% S&P 500��/65% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2001	rr_AnnualReturn2001	1.16%
Annual Return 2002	rr_AnnualReturn2002	(1.99%)
Annual Return 2003	rr_AnnualReturn2003	12.33%
Annual Return 2004	rr_AnnualReturn2004	5.89%
Annual Return 2005	rr_AnnualReturn2005	4.22%
Annual Return 2006	rr_AnnualReturn2006	7.37%
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(23.69%)
Annual Return 2009	rr_AnnualReturn2009	17.71%
Annual Return 2010	rr_AnnualReturn2010	9.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.16%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.99%
New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.03%

[1]	The year-to-date total return for the BALANCED INCOME FUND as of September 30, 2011 was -2.23%.
[2]	The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
[3]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.